Organization and Basis of Presentation (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization and Basis of Presentation
Basis of Presentation

Basis of Presentation

The financial results of Basin Transload for the eight months ended September 30, 2013 and of Cascade Kelly for the seven and one-half months ended September 30, 2013 are included in the accompanying statements of income for the nine months ended September 30, 2013.  The Partnership consolidates the balance sheet and statement of operations of Basin Transload because the Partnership controls the entity.  The accompanying consolidated financial statements as of September 30, 2014 and December 31, 2013 and for the three and nine months ended September 30, 2014 and 2013 reflect the accounts of the Partnership.  Upon consolidation, all intercompany balances and transactions have been eliminated.

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and reflect all adjustments (consisting of normal recurring adjustments) which are, in the opinion of management, necessary for a fair presentation of the financial condition and operating results for the interim periods.  The interim financial information, which has been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”), should be read in conjunction with the consolidated financial statements for the year ended December 31, 2013 and notes thereto contained in the Partnership’s Annual Report on Form 10-K.  The significant accounting policies described in Note 2, “Summary of Significant Accounting Policies,” of such Annual Report on Form 10-K are the same used in preparing the accompanying consolidated financial statements.

The results of operations for the three and nine months ended September 30, 2014 are not necessarily indicative of the results of operations that will be realized for the entire year ending December 31, 2014.  The consolidated balance sheet at December 31, 2013 has been derived from the audited consolidated financial statements included in the Partnership’s Annual Report on Form 10-K for the year ended December 31, 2013.

Due to the nature of the Partnership’s business and its reliance, in part, on consumer travel and spending patterns, the Partnership may experience more demand for gasoline and gasoline blendstocks during the late spring and summer months than during the fall and winter.  Travel and recreational activities are typically higher in these months in the geographic areas in which the Partnership operates, increasing the demand for gasoline and gasoline blendstocks that the Partnership distributes.  Therefore, the Partnership’s volumes in gasoline and gasoline blendstocks are typically higher in the second and third quarters of the calendar year.  As demand for some of the Partnership’s refined petroleum products, specifically home heating oil and residual oil for space heating purposes, is generally greater during the winter months, heating oil and residual oil sales are generally higher during the first and fourth quarters of the calendar year. These factors may result in significant fluctuations in the Partnership’s quarterly operating results.

Noncontrolling Interest

Noncontrolling Interest

These financial statements reflect the application of ASC 810, “Consolidations” (“ASC 810”) which establishes accounting and reporting standards that require: (i) the ownership interest in subsidiaries held by parties other than the parent to be clearly identified and presented in the consolidated balance sheet within shareholder’s equity, but separate from the parent’s equity; (ii) the amount of consolidated net income attributable to the parent and the noncontrolling interest to be clearly identified and presented on the face of the consolidated statement of income and (iii) changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary to be accounted for consistently.

The Partnership acquired a 60% interest in Basin Transload on February 1, 2013.  After evaluating ASC 810, the Partnership concluded it is appropriate to consolidate the balance sheet and statement of income of Basin Transload based on an evaluation of the outstanding voting interests.  Amounts pertaining to the noncontrolling ownership interest held by third parties in the financial position and operating results of the Partnership are reported as a noncontrolling interest in the accompanying consolidated balance sheet and statement of income.

Noncontrolling Interest

        These financial statements reflect the application of ASC 810, "Consolidations" ("ASC 810") which establishes accounting and reporting standards that require: (i) the ownership interest in subsidiaries held by parties other than the parent to be clearly identified and presented in the consolidated balance sheet within shareholder's equity, but separate from the parent's equity; (ii) the amount of consolidated net income attributable to the parent and the noncontrolling interest to be clearly identified and presented on the face of the consolidated statement of operations and (iii) changes in a parent's ownership interest while the parent retains its controlling financial interest in its subsidiary to be accounted for consistently.

        The Partnership acquired a 60% interest in Basin Transload on February 1, 2013. After evaluating ASC 810, the Partnership concluded it is appropriate to consolidate the balance sheet and statement of operations of Basin Transload based on an evaluation of the outstanding voting interests. Amounts pertaining to the noncontrolling ownership interest held by third parties in the financial position and operating results of the Partnership are reported as a noncontrolling interest in the accompanying consolidated balance sheet and statement of income.

Concentration of Risk

Concentration of Risk

The following table presents the Partnership’s product sales and logistics revenue as a percentage of total sales for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Gasoline sales: gasoline and gasoline blendstocks such as ethanol and naphtha	65%	65%	62%	59%
Crude oil sales and logistics revenue	15%	18%	14%	19%
Distillates (home heating oil, diesel and kerosene), residual oil, natural gas and propane sales	20%	17%	24%	22%
Total	100%	100%	100%	100%

The Partnership had one significant customer, ExxonMobil Corporation (“ExxonMobil”), that accounted for approximately 19% and 17% of total sales for the three and nine months ended September 30, 2014, respectively.  The Partnership had two significant customers, ExxonMobil and Phillips 66, which accounted for approximately 18% and 11%, respectively, of total sales for the three months ended September 30, 2013 and approximately 15% and 14%, respectively, of total sales for the nine months ended September 30, 2013.

Concentration of Risk

        Financial instruments that potentially subject the Partnership to concentration of credit risk consist primarily of cash, cash equivalents, accounts receivable, firm commitments and, under certain circumstances, futures contracts, forward fixed price contracts, options and swap agreements, all of which may be used to hedge commodity and interest rate risks. The Partnership invests excess cash primarily in investment-grade securities and, by policy, limits the amount of credit exposure to any one financial institution. The Partnership provides credit in the normal course of its business. The Partnership performs ongoing credit evaluations of its customers and provides for credit losses based on specific information and historical trends. Credit risk on trade receivables is minimized as a result of the Partnership's large customer base. Losses have historically been within management's expectations. See Note 4 for a discussion regarding risk of credit loss related to futures contracts, forward fixed price contracts, options and swap agreements. The Partnership's wholesale and commercial customers of refined petroleum products, renewable fuels, crude oil, natural gas and propane are primarily located in the Northeast. The Partnership's retail gasoline stations are located in Massachusetts, Connecticut, New Hampshire, Rhode Island, New Jersey, New York, Pennsylvania, Maine and Vermont.

        Due to the nature of the Partnership's business and its reliance, in part, on consumer travel and spending patterns, the Partnership may experience more demand for gasoline and gasoline blendstocks during the late spring and summer months than during the fall and winter. Travel and recreational activities are typically higher in these months in the geographic areas in which the Partnership operates, increasing the demand for gasoline and gasoline blendstocks that the Partnership distributes. Therefore, the Partnership's volumes in gasoline and gasoline blendstocks are typically higher in the second and third quarters of the calendar year. As demand for some of the Partnership's refined petroleum products, specifically home heating oil and residual oil for space heating purposes, is generally greater during the winter months, heating oil and residual oil sales are generally higher during the first and fourth quarters of the calendar year. These factors may result in significant fluctuations in the Partnership's quarterly operating results.

        The following table presents the Partnership's product sales and logistics revenue as a percentage of total revenues for the years ended December 31:

	2013	2012	2011
Gasoline sales: gasoline and gasoline blendstocks such as ethanol and naphtha	58%	68%	68%
Crude oil sales and logistics revenue	18%	7%	*
Distillates (home heating oil, diesel and kerosene), residual oil, natural gas and propane sales	24%	25%	32%

Total	100%	100%	100%

*
Less than 1/2%

        The Partnership is dependent on a number of suppliers of fuel-related products, both domestically and internationally. The Partnership is dependent on the suppliers being able to source product on a timely basis and at favorable pricing terms. The loss of certain principal suppliers or a significant reduction in product availability from principal suppliers could have a material adverse effect on the Partnership, at least in the near term. The Partnership believes that its relationships with its suppliers are satisfactory and that the loss of any principal supplier could be replaced by new or existing suppliers.